Revenue - Summary Of Disaggregation Of Revenue From Contracts With Customers (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₽ 7,788,741	₽ 6,117,773	[1]	₽ 4,732,539	[2]
Bundled Subscriptions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,223,951	1,946,379		1,552,620
CV Database Access [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,761,728	1,401,538		1,083,924
Job Postings [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,112,188	2,227,926		1,639,490
Other VAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	690,874	541,930		456,505
All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	576,979	417,349		374,060
All other segments [member] | Bundled Subscriptions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69,120	61,822		29,891
All other segments [member] | CV Database Access [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	253,643	204,768		163,323
All other segments [member] | Job Postings [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	211,510	119,584		140,769
All other segments [member] | Other VAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,706	31,175		40,077
Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,211,762	5,700,424		4,358,479
Russia | Bundled Subscriptions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,154,831	1,884,557		1,522,729
Russia | CV Database Access [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,508,085	1,196,770		920,601
Russia | Job Postings [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,900,678	2,108,342		1,498,721
Russia | Other VAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₽ 648,168	₽ 510,755		₽ 416,428

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.